Shareholder Report, Average Annual Return (Details)		11 Months Ended	12 Months Ended
		Sep. 30, 2025	Sep. 30, 2025
C000254998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FPA Short Duration Government ETF (FPAS) - NAV
Average Annual Return, Percent	[1]	5.42%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[1]	5.50%
Bloomberg 1 5 Year Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-5 Year Treasury Index
Average Annual Return, Percent	[1]	4.93%

[1]	FPA Short Duration Government ETF commenced operations on October 31, 2024.